Other Compensation Costs (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award
The following table summarizes awards that have been granted under the Company's LTIP:

		Award Vesting
Grant Date	Aggregate Target Value as of June 30, 2026	Date	Weighting	Date	Weighting
February 2026	$11.1 million	—	—	January 15, 2029 (1)	100%
February 2025	$14.2 million	January 15, 2027	25%	January 15, 2028	75%
February 2024	$16.4 million (2)	January 15, 2026	50%	January 15, 2027	50%
(1) No partial vesting for the 2026 tranche.
(2) 50% of the 2024 tranche was paid out upon vesting on January 15, 2026.